Trade and Notes Receivables - Summary of Ageing Analysis of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade and notes receivables	¥ 2,124	¥ 2,660
Cost [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	2,212	2,775
Cost [member] | Within 90 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	1,912	2,324
Cost [member] | 91 to 180 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	38	167
Cost [member] | 181 to 365 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	100	102
Cost [member] | Over 365 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	162	182
Impairment [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	¥ (88)	¥ (115)